Related Parties (Details) $ in Millions		3 Months Ended		12 Months Ended
	Dec. 29, 2020	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) D shares	Dec. 31, 2019 USD ($)
RSI A&R LPA | RSILP
Related Party Transaction [Line Items]
Threshold Period For Right to Exchange Retained Units				6 months
Threshold minimum number of Retained units that should be exchanged in any single exchange | shares				1,000
Number of days VWAP considered for cash per unit payable by Special Limited Partner | D				5
Services Agreement | RSILP
Related Party Transaction [Line Items]
Term of the agreement		2 years		2 years
Affiliated Land-Based Casinos
Related Party Transaction [Line Items]
Related Party Costs		$ 12.5	$ 4.8	$ 135.5	$ 6.9
Due from Related Parties, Current		$ 30.0		$ 28.8	3.1
RSG | Services Agreement
Related Party Transaction [Line Items]
Percentage of employee's salary, bonus and benefits cost considered for payroll reimbursement		150.00%		150.00%
Expenses relating to related party		$ 0.3	$ 0.2	$ 1.3	0.6
Payables due to related party		$ 0.3		$ 0.3	$ 0.2
RSILP | RSI GP
Related Party Transaction [Line Items]
Ownership of units (in percent)				1.00%
RSILP | Bluhm and Trust
Related Party Transaction [Line Items]
Ownership of units (in percent)				73.00%
RSILP | Carlin and Trust
Related Party Transaction [Line Items]
Ownership of units (in percent)				20.00%
Class A Common Stock | RSILP
Related Party Transaction [Line Items]
Shares Conversion Ratio	1
Class A Common Stock | RSI A&R LPA | RSILP
Related Party Transaction [Line Items]
Shares Conversion Ratio				1
Class V common stock | RSI A&R LPA | RSILP
Related Party Transaction [Line Items]
Number of shares cancelled per unit exchanged | shares				1